Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	In connection with its research and development programs, through December 31, 2022, the Company received participation payments from the IIA in the aggregate amount of $4,888. In return for the IIA’s participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2022, no royalties have been paid or accrued.

b.	On December 22, 2016, the Company received a written demand for a finder’s fee in an amount of $250, in connection with the second financing round that occurred in 2016. In September 2017, a suit was filed against the Company in the Tel-Aviv Magistrates Court in an amount of $250. On April 30, 2020, the Company received the court ruling, which ruled in favor of the Company, discharging the entire claim, and accordingly reversed the related provision.